Cover	9 Months Ended
Sep. 30, 2022
Entity Addresses [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT No. 2
Entity Registrant Name	Energem Corp.
Entity Central Index Key	0001879373
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Level 3, Tower 11, Avenue 5, No. 8
Entity Address, Address Line Two	Jalan Kerinchi, Bangsar South
Entity Address, City or Town	Kuala Lumpur
City Area Code	(60)
Local Phone Number	3270 47622
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Level 3, Tower 11, Avenue 5, No. 8
Entity Address, Address Line Two	Jalan Kerinchi, Bangsar South
Entity Address, City or Town	Kuala Lumpur
Contact Personnel Name	Swee Guan Hoo